Debt (Details) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
	Jul. 19, 2021 USD ($) $ / shares	Nov. 09, 2020 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares	Jul. 31, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares shares	Feb. 28, 2022 EUR (€)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)		Dec. 31, 2021 COP ($) shares	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Aug. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020	Mar. 31, 2019 USD ($) $ / shares shares
Debt (Details) [Line Items]
Debt issuance amortization										$ 4,227,000	$ 426,000	[1]
Maturity date				Jun. 30, 2023
Gain (loss) on debt extinguishment										(3,262,000)	2,360,000
Loss on fair value of derivative instrument											(657,000)
Loans and borrowings										$ 25,095,000	33,843,000
Strike price per share (in Dollars per share) | $ / shares										$ 11.5
Additional paid in capital										$ 4,748,000
Common shares (in Shares) | shares										7,000
Conversion value										$ 6,047,000
Accrued interest										26,538,000	4,191,000
Convertible Notes [member]
Debt (Details) [Line Items]
Debt issuance costs and debt discount										2,197,000
Debt issuance costs, net											741,000
Write off of unamortized debt financing cost										$ 483,000
Series D Preferred Stock [Member]
Debt (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares										9,509			9,509
Herbal Brands Loan [Member]
Debt (Details) [Line Items]
Total debt, current portion										$ 880,000
Debt issuance amortization										410,000
Neem Holdings Convertible Note [Member]
Debt (Details) [Line Items]
Debt instrument, face amount		$ 3,000,000
Number of securities called by warrants or rights (in Shares) | shares		300,000
Neem Holdings Convertible Note [Member] | Neem Holdings [Member]
Debt (Details) [Line Items]
Debt instrument, face amount		$ 3,000,000
fair value of the debt instrument		$ 3,000,000
Neem Holdings Convertible Note [Member] | Series D Preferred Stock [Member]
Debt (Details) [Line Items]
Debt termination of business combination, issuance of preferred shares (in Shares) | shares		194,805
Series E Convertible Debentures [Member]
Debt (Details) [Line Items]
Debt issuance costs, net				$ 181,000				$ 181,000
Debt instrument, face amount				$ 4,162,000				$ 4,162,000		$ 4,162,000
Interest per annum				8.00%				8.00%
Price per share (in Dollars per share) | $ / shares				$ 5.95				$ 5.95
Common share percentage				70.00%				70.00%
Future conversion price, discount, redemption feature				30.00%				30.00%
Fair value of the derivative				$ 1,705,000				$ 1,705,000
Derivative liability, redemption feature probability percentage				90.00%				90.00%
Embedded derivative, carrying value				$ 2,457,000				$ 2,457,000
Gain (loss) on debt extinguishment								1,705,000
Loss on fair value of derivative instrument								85,000
Series E Convertible Debentures [Member] | Class A Common Shares [Member]
Debt (Details) [Line Items]
Aggregate purchase price								$ 5,950,000
Conversion price (in Dollars per share) | $ / shares										$ 2.303
Series D Convertible Notes due March 2022 [Member]
Debt (Details) [Line Items]
Gain (loss) on debt extinguishment										$ 2,267,000
Weighted average price exceeding per share (in Dollars per share) | $ / shares																		$ 13.54
Per share percentage										95.00%			95.00%
Pro rata percentage										25.00%			25.00%
Pro rata percentage of net proceeds										25.00%
Aggregate net proceeds	$ 10,000,000
Aggregate outstanding percentage	90.00%
2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt issuance costs and debt discount	$ 965,000									$ 17,699,000
Debt issuance costs, net	630,000
Debt instrument, face amount										$ 12,500,000
Discount to the closing price per share percentage										8.00%			8.00%
Optional redemption rate per share (in Dollars per share) | $ / shares										$ 6.44
Exceed amount	$ 3,500,000
Outstanding common shares percentage	9.99%
Convertible note discription										The occurrence of these events of default would give rise to a 5% increase in the interest rate to a total of 10% per annum for as long as the event of default continues and give the holder of the Convertible Note the right to redeem the outstanding principal and accrued interest on the Convertible Note at the Optional Redemption Rate. Certain events of default also require the Company to repay all outstanding principal and accrued interest on the Convertible Note. In addition, in certain circumstances, if the Company fails to timely deliver common shares as required upon conversion or redemption of the Convertible Note, then the Company will be required to pay, on each day that such failure to deliver common shares continues, an amount in cash equal to 0.75% of the product of (x) the number of common shares the Company failed to deliver (on or prior to share delivery deadline and to which holder is entitled) multiplied by (y) any closing trading price of the common shares (selected by the Holder in writing during the period beginning on the applicable Conversion/Redemption Date and ending on the applicable Conversion/Redemption Share Delivery Deadline.) The obligations of the Company under the Note Purchase Agreement are guaranteed by certain of the Company’s subsidiaries.
Total debt amortization										$ 3,519,000
Recognized earnings	$ 9,496,000
BCF amount										$ 4,748,000
Debt discount	335,000
Common shares (in Shares) | shares										720,085
Aggregate principal amount										$ 5,559,000
2024 Note Purchase Agreement [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Conversion value										15,000
Accrued interest										3,500,000
Debt Instrument, Redemption, Period Two [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, face amount	12,500,000
Exceed amount	$ 2,000,000
Herbal Brands, Inc. [Member]
Debt (Details) [Line Items]
Debt instrument, face amount					$ 8,500,000				$ 8,500,000
Interest per annum					8.00%				8.00%							4.00%
Percentage of repayment of positive operating cash flow					85.00%				85.00%
Net interest payment					$ 2,338,000				$ 2,338,000
Herbal Brands, Inc. [Member] | Non-Revolving Credit Facility [Member]
Debt (Details) [Line Items]
Debt issuance costs, net																$ 400,000
Recognized interest expense										733,000	704,000
Repaid principal amount										$ 1,495,000	$ 1,191,000
October 2020 Convertible Debenture Financing [Member]
Debt (Details) [Line Items]
Debt instrument, face amount			$ 1,230,000
Interest per annum			8.00%
Price per share (in Dollars per share) | $ / shares			$ 5.95
Common share percentage			70.00%
Fair value of the derivative			$ 570,000
Derivative liability, redemption feature probability percentage			43.00%
Embedded derivative, carrying value			$ 2,160,000
Gain (loss) on debt extinguishment			570,000
Loss on fair value of derivative instrument			$ 600,000
October 2020 Convertible Debenture Financing [Member] | Class A Common Shares [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 2,303
October 2020 Convertible Debenture Financing [Member] | Clever Leaves [Member]
Debt (Details) [Line Items]
Debt instrument, face amount			$ 2,730,000
Aggregate investment							$ 1,500,000
Convertible Notes Payable [Member] | Series D Convertible Notes due March 2022 [Member]
Debt (Details) [Line Items]
Debt instrument, face amount																		$ 27,750,000
Interest per annum										8.00%			8.00%				10.00%	8.00%
Conversion price (in Dollars per share) | $ / shares																		$ 11
Common shares (in Shares) | shares																		1,300,002
Common share principal amount																		$ 1,000,000
Weighted average price exceeding per share (in Dollars per share) | $ / shares																		$ 13.54
Convertible debt																		$ 27,750,000
Per share percentage										95.00%			95.00%
Periodic payment, interest										$ 2,000
Net proceeds										$ 25,000,000
Convertible Notes Payable [Member] | Series D Convertible Notes due March 2022 [Member] | Series C Preferred Stock [Member]
Debt (Details) [Line Items]
Loans and borrowings																		$ 30,258,000
Convertible Notes Payable [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Interest per annum	5.00%
Conversion price (in Dollars per share) | $ / shares	$ 13.5
Principal amount	$ 25,000,000
Date of issuance	3 years
Minimum [Member] | Series D Convertible Notes due March 2022 [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares										$ 11
Minimum [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Common shares per share (in Dollars per share) | $ / shares	$ 7
Maximum [Member] | Series D Convertible Notes due March 2022 [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares										$ 0.3062
Maximum [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Common shares per share (in Dollars per share) | $ / shares	$ 7
Maximum [Member] | Convertible Notes Payable [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Aggregate purchase price										$ 12,500,000
Convertible Debt Covenant, Threshold One [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, face amount	$ 12,500,000
Conversion price (in Dollars per share) | $ / shares	$ 7
Convertible Debt Covenant, Threshold Two [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 7
Neem Holdings Warrants [Member] | Neem Holdings Convertible Note [Member] | Neem Holdings [Member]
Debt (Details) [Line Items]
Aggregate purchase price		$ 3,000
Additional Paid-in Capital [Member]
Debt (Details) [Line Items]
Additional paid in capital										4,748,000
Conversion value										6,047,000
Additional Paid-in Capital [Member] | 2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Additional paid in capital										4,748,000
PORTUGAL | Foreign Line of Credit [Member] | Clever Leaves Portugal Unipessoal LDA [Member]
Debt (Details) [Line Items]
Loans and borrowings														$ 1,213,000	€ 1,000,000
PORTUGAL | Foreign Line of Credit [Member] | Forecast [Member] | Clever Leaves Portugal Unipessoal LDA [Member]
Debt (Details) [Line Items]
Installments (in Euro) | €						€ 63,000
COLOMBIA | Secured Debt [Member] | Ecomedics S.A.S. [Member]
Debt (Details) [Line Items]
Debt instrument, face amount										1,222,000			$ 5,015,800
Loans and borrowings										$ 1,153,000			$ 4,592,095
COLOMBIA | Minimum [Member] | Secured Debt [Member] | Ecomedics S.A.S. [Member]
Debt (Details) [Line Items]
Interest per annum										12.20%			12.20%
COLOMBIA | Maximum [Member] | Secured Debt [Member] | Ecomedics S.A.S. [Member]
Debt (Details) [Line Items]
Interest per annum										12.25%			12.25%
Rock Cliff [Member] | Herbal Brands, Inc. [Member]
Debt (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares										63,597			63,597			63,597
Strike price per share (in Dollars per share) | $ / shares										$ 26.73						$ 26.73
Rock Cliff [Member] | Herbal Brands, Inc. [Member] | Series C Preferred Stock [Member]
Debt (Details) [Line Items]
Number of securities called by warrants or rights (in Shares) | shares					193,402				193,402	193,402			193,402
Initial fair value									$ 717,000	$ 717,000
Strike price per share (in Dollars per share) | $ / shares					$ 8.79				$ 8.79	$ 8.79
Rock Cliff [Member] | Warrant [Member] | Herbal Brands, Inc. [Member]
Debt (Details) [Line Items]
Loans and borrowings					$ 7,783,000				$ 7,783,000
Initial fair value					717,000
Additional paid-in capital					$ 717,000				$ 717,000
Rock Cliff [Member] | Warrant [Member] | Herbal Brands, Inc. [Member] | Series C Preferred Stock [Member]
Debt (Details) [Line Items]
Total debt amortization										$ 410,000

[1]	The Company reclassified $426 debt issuance amortization, reported in previous period in other-noncash expense, net to debt issuance amortization, to conform to the current period presentation.